LOAN FROM SHAREHOLDER - Additional Information (Details) - USD ($)		1 Months Ended
	Jun. 24, 2022	Mar. 31, 2020
Long Term Loan
Exercise price		$ 6.078
Warrant exercise price	$ 5
Number of shares issued	411,320
Total number of shares issued	822,640
LIBOR Plus [Member] | First 12 Months [Member]
Long Term Loan
Interest rate (as a percent)		LIBOR plus 200 basis points
LIBOR Plus [Member] | Every Six Months [Member]
Long Term Loan
Interest rate adjustment (as a percent)		50.00%
Mr. Alfred H. Moses [Member]
Long Term Loan
Loan amount		$ 5,000,000
Percentage of warrant assigned to another shareholder	50.00%